Long-Term Debt - Principal Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure
2015	$ 20,000
2016	20,000
2017	20,000
2018	20,000
2019	270,000
2020 and thereafter	225,000
Total	$ 575,000	$ 214,085